UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2005
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 Asset Management, LLC
Address: 125 High Street
         Boston, Massachusetts  02110

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

       /s/ Lawrence Longo          Boston, Massachusetts      February 13, 2006
       ------------------------    ---------------------      ------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       23
                                        -------------

Form 13F Information Table Value Total:    $92,915
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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

                                                        TITLE          SHARES PRN     VALUE       INVESTMENT     OTHER      VOTING
CUSIP          NAME OF ISSUER                          OF CLASS          OR AMT      (x$1000)     DISCRETION   MANAGERS    AUTHORITY
                                                                          SH/PRN                                             SOLE
                                                                         PUT/CALL
901314203      24/7 REAL MEDIA INC                   COMMON STOCK         200,000      1,468         SOLE         N/A       200,000
049513104      ATMEL CORP                            COMMON STOCK         950,959      2,938         SOLE         N/A       950,959
09856E105      BOOKHAM INC                           COMMON STOCK       1,815,872     10,387         SOLE         N/A     1,815,872
152319109      CENTILLIUM COMMUNICATIONS INC         COMMON STOCK          75,000        263         SOLE         N/A        75,000
153435102      CENTRAL EUROPEAN DISTRIBUTION         COMMON STOCK          56,236      2,257         SOLE         N/A        56,236
G2110R106      CHIPMOS TECHNOLOGIES BERMUDA LTD      COMMON STOCK       1,150,488      6,673         SOLE         N/A     1,150,488
170404107      CHORDIANT SOFTWARE INC                COMMON STOCK       1,263,300      3,310         SOLE         N/A     1,263,300
25454R207      DIOMED HOLDINGS INC                   COMMON STOCK         152,200        309         SOLE         N/A       152,200
344159108      FOCUS ENHANCEMENTS INC                COMMON STOCK       6,343,662      3,933         SOLE         N/A     6,343,662
436233100      HOLLYWOOD MEDIA CORP                  COMMON STOCK       2,153,597      9,282         SOLE         N/A     2,153,597
46145P103      INVESTOOLS INC                        COMMON STOCK         895,900      4,838         SOLE         N/A       895,900
462030305      IOMEGA CORP                           COMMON STOCK       3,113,730      7,753         SOLE         N/A     3,113,730
462070103      IONATRON INC                          COMMON STOCK          49,889        504         SOLE         N/A        49,889
463664508      IRVINE SENSORS CORP                   COMMON STOCK          64,137        153         SOLE         N/A        64,137
514766104      LANDEC CORP                           COMMON STOCK         928,968      7,227         SOLE         N/A       928,968
690310107      OVERLAND STORAGE INC                  COMMON STOCK          50,000        401         SOLE         N/A        50,000
719358103      PHOTOMEDEX INC                        COMMON STOCK         967,100      1,663         SOLE         N/A       967,100
750611402      RADYNE COMSTREAM INC                  COMMON STOCK         783,528     11,416         SOLE         N/A       783,528
83545R108      SONIC FOUNDRY INC                     COMMON STOCK       2,651,662      2,811         SOLE         N/A     2,651,662
87929J103      TELECOMMUNICATION SYSTEMS INC         COMMON STOCK       2,996,112      6,591         SOLE         N/A     2,996,112
872417308      TGC INDUSTRIES INC                    COMMON STOCK         584,200      3,973         SOLE         N/A       584,200
94769V105      WEBSITE PROS INC                      COMMON STOCK         280,000      2,439         SOLE         N/A       280,000
961840105      WET SEAL INC                          COMMON STOCK         523,925      2,326         SOLE         N/A       523,925

TOTAL                                                                                 92,915

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